Parent Entity Financial Information	12 Months Ended
Dec. 31, 2025
Statement of financial position [abstract]
Parent Entity Financial Information

Note 2 Parent Entity Financial Information

The following information has been extracted from the books and records of the parent and has been prepared in accordance with International Financial Reporting Standards.

	As of December 31,	As of December 31,
(in U.S. Dollars)	2025	2024
Balance sheet
Current assets	$46,085,103	$41,577,200
Total assets	230,083,415	173,594,574
Current liabilities	68,412,343	36,004,317
Total liabilities	68,412,343	36,004,317

Shareholders' equity
Issued capital	485,478,860	367,537,075
Reserves
Share based payment reserve	47,819,268	48,945,260
Foreign currency translation reserve	(26,945,635)	(50,624,018)
Convertible loan note reserve	4,523,095	4,523,095
Accumulated losses	(349,204,516)	(232,791,155)
Total equity	$161,671,072	$137,590,257

	At December 31,	At December 31,
	2025	2024
Statement of Profit or Loss and Other Comprehensive Income
Total loss and total comprehensive loss	$(116,413,361)	$(53,284,969)

Guarantees

NOVONIX Limited has not entered into any guarantees, in the current or previous reporting periods, in relation to the debts of its subsidiaries.

Contingent liabilities

At December 31, 2025, NOVONIX Limited did not have any contingent liabilities (December 31, 2024: Nil).

Contractual Commitments

At December 31, 2025, NOVONIX Limited did not have any contractual commitments (December 31, 2024: Nil).